UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile II Portfolios

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Maxim Conservative Profile II Portfolio

Management Discussion

In 2010, the Maxim Conservative Profile II Portfolio posted a 9.02% return. This return was obtained in a year where most of the major stock indexes were up. For the full year, international stocks as measured by the MSCI EAFE Index gained 8.21% while domestic stocks as measured by the Wilshire 5000 Index gained 17.16%. With respect to bonds, the Barclay’s Capital U.S. Aggregate Bond Index rose 6.54%, while the shorter-term Barclay’s Capital 1-3 Year Credit Bond Index returned 4.15%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 1.52% net of fees (composite benchmark return was 7.5%). Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim Small-Cap Value Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. On the bond/fixed income side, exposure to the Maxim Putnam High Yield Bond Portfolio and the Maxim Global Bond Portfolio were positive contributors to performance. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Invesco ADR Portfolio, the Maxim Janus Large Cap Growth Portfolio, and a fixed interest contract issued by Great-West Life & Annuity Insurance Company.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2001	10,060.00	10,331.28	8,903.00	10,844.00
2002	9,917.15	10,528.86	7,045.83	11,956.59
2003	11,054.64	11,740.07	9,275.14	12,446.81
2004	11,839.52	12,462.43	10,432.67	12,986.88
2005	12,350.99	12,919.02	11,098.28	13,302.33
2006	13,339.07	13,930.19	12,848.48	13,878.32
2007	14,098.06	14,880.72	13,570.56	14,845.64
2008	12,170.86	13,254.01	8,518.24	15,623.56
2009	14,663.45	15,182.07	10,928.90	16,550.03
2010	15,986.09	16,458.33	12,804.30	17,632.40

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
9.02%	5.30%	4.81%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	41.01%
Fixed Interest Contract	22.38%
International Equity	7.08%
Large-Cap Equity	16.04%
MidCap Equity	7.02%
Short-Term Bond	6.47%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/10)	Ending Account Value (12/31/10)	Expenses Paid During Period* (07/01/10 - 12/31/10)

Actual	$ 1,000.00	$ 1,087.04	$ 0.53

Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,024.70	$ 0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Conservative Profile II Portfolio

Management Discussion

In 2010, the Maxim Moderately Conservative Profile II Portfolio posted a 10.31% return. This return was obtained in a year where most of the major stock indexes were up. For the full year, international stocks as measured by the MSCI EAFE Index gained 8.21% while domestic stocks as measured by the Wilshire 5000 Index gained 17.16%. With respect to bonds, the Barclay’s Capital U.S. Aggregate Bond Index rose 6.54%, while the shorter-term Barclay’s Capital 1-3 Year Credit Bond Index returned 4.15%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 1.47% net of fees (composite benchmark return was 8.84%). Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim Small-Cap Value Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. On the bond/fixed income side, exposure to the Maxim Putnam High Yield Bond Portfolio and the Maxim Global Bond Portfolio were positive contributors to performance. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Invesco ADR Portfolio, the Maxim Janus Large Cap Growth Portfolio, and a fixed interest contract issued by Great-West Life & Annuity Insurance Company.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2001	9,462.00	9,831.19	8,903.00	10,844.00
2002	8,869.68	9,490.98	7,045.83	11,956.59
2003	10,342.93	11,171.57	9,275.14	12,446.81
2004	11,366.88	12,160.90	10,432.67	12,986.88
2005	12,054.58	12,801.94	11,098.28	13,302.33
2006	13,264.86	14,234.61	12,848.48	13,878.32
2007	14,140.34	15,220.85	13,570.56	14,845.64
2008	11,572.45	12,523.38	8,518.24	15,623.56
2009	14,157.74	14,755.99	10,928.90	16,550.03
2010	15,617.40	16,203.36	12,804.30	17,632.40

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks,

the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
10.31%	5.31%	4.56%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	32.99%
Fixed Interest Contract	21.86%
International Equity	11.12%
Large-Cap Equity	23.02%
MidCap Equity	8.01%
Small-Cap Equity	3.00%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/10)	(12/31/10)	(07/01/10 - 12/31/10)

Actual	$1,000.00	$1,118.09	$0.53

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.70	$0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderate Profile II Portfolio

Management Discussion

In 2010, the Maxim Moderate Profile II Portfolio posted an 11.57% return. This return was obtained in a year where most of the major stock indexes were up. For the full year, international stocks as measured by the MSCI EAFE Index gained 8.21% while domestic stocks as measured by the Wilshire 5000 Index gained 17.16%. With respect to bonds, the Barclay’s Capital U.S. Aggregate Bond Index rose 6.54%, while the shorter-term Barclay’s Capital 1-3 Year Credit Bond Index returned 4.15%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 1.58% net of fees (composite benchmark return was 9.99%). Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim Small-Cap Value Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. On the bond/fixed income side, exposure to the

Maxim Putnam High Yield Bond Portfolio and the Maxim Global Bond Portfolio were positive contributors to performance. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Invesco ADR Portfolio, the Maxim Janus Large Cap Growth Portfolio, and a fixed interest contract issued by Great-West Life & Annuity Insurance Company.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2001	9,326.00	9,540.04	8,903.00	10,844.00
2002	8,427.91	8,764.57	7,045.83	11,956.59
2003	10,142.14	10,678.60	9,275.14	12,446.81
2004	11,313.56	11,754.68	10,432.67	12,986.88
2005	12,035.36	12,443.97	11,098.28	13,302.33
2006	13,503.68	14,050.12	12,848.48	13,878.32
2007	14,478.65	15,033.94	13,570.56	14,845.64
2008	11,128.29	11,498.67	8,518.24	15,623.56
2009	13,872.52	13,893.27	10,928.90	16,550.03
2010	15,477.57	15,435.09	12,804.30	17,632.40

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
11.57%	5.16%	4.46%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	23.96%
Fixed Interest Contract	15.88%
International Equity	16.17%
Large-Cap Equity	28.01%
MidCap Equity	10.00%
Small-Cap Equity	5.98%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/10)	(12/31/10)	(07/01/10 - 12/31/10)

Actual	$1,000.00	$1,150.33	$0.54

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.70	$0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Aggressive Profile II Portfolio

Management Discussion

In 2010, the Maxim Moderately Aggressive Profile II Portfolio posted a 13.35% return. This return was obtained in a year where most of the major stock indexes were up. For the full year, international stocks as measured by the MSCI EAFE Index gained 8.21% while domestic stocks as measured by the Wilshire 5000 Index gained 17.16%. With respect to bonds, the Barclay’s Capital U.S. Aggregate Bond Index rose 6.54%, while the shorter-term Barclay’s Capital 1-3 Year Credit Bond Index returned 4.15%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 2.22% net of fees (composite benchmark return was 11.13%). Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim Small-Cap Value Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. On the bond/fixed income side, exposure to the Maxim Putnam High Yield Bond Portfolio and the Maxim Global Bond

Portfolio were positive contributors to performance. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Invesco ADR Portfolio, the Maxim Janus Large Cap Growth Portfolio, and a fixed interest contract issued by Great-West Life & Annuity Insurance Company.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2001	8,926.00	9,132.25	8,903.00	10,844.00
2002	7,739.73	8,056.47	7,045.83	11,956.59
2003	9,616.62	10,202.41	9,275.14	12,446.81
2004	10,915.83	11,477.64	10,432.67	12,986.88
2005	11,770.53	12,315.62	11,098.28	13,302.33
2006	13,414.88	14,247.02	12,848.48	13,878.32
2007	14,412.95	15,261.76	13,570.56	14,845.64
2008	10,053.03	10,815.49	8,518.24	15,623.56
2009	12,961.37	13,380.76	10,928.90	16,550.03
2010	14,691.71	15,036.89	12,804.30	17,632.40

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; for international stocks, the MSCI EAFE Index; and for bonds, the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital 1-3 Yr Credit Bond Index.

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
13.35%	4.53%	3.92%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	17.96%
Fixed Interest Contract	8.92%
International Equity	19.17%
Large-Cap Equity	29.98%
MidCap Equity	16.00%
Small-Cap Equity	7.97%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/10)	Ending Account Value (12/31/10)	Expenses Paid During Period* (07/01/10 - 12/31/10)

Actual	$1,000.00	$1,182.24	$0.55

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.70	$0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Aggressive Profile II Portfolio

Management Discussion

In 2010, the Maxim Aggressive Profile II Portfolio posted a 15.95% return. This return was obtained in a year where most of the major stock indexes were up. For the full year, international stocks as measured by the MSCI EAFE Index gained 8.21% while domestic stocks as measured by the Wilshire 5000 Index gained 17.16%. With that as a backdrop, the Portfolio outperformed its composite benchmark by 2.61% net of fees (composite benchmark return was 13.34%). Performance relative to the benchmarks was aided on the equity side by exposure to the Maxim Small-Cap Value Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. Somewhat offsetting these positive returns relative to benchmark was exposure to the Maxim Invesco ADR Portfolio and the Maxim Janus Large Cap Growth Portfolio.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Composite Index*	Wilshire 5000 Index
	10,000.00	10,000.00	10,000.00
2001	8,663.00	8,595.80	8,903.00
2002	7,032.62	6,936.81	7,045.83
2003	9,191.64	9,288.22	9,275.14
2004	10,766.17	10,676.38	10,432.67
2005	11,731.89	11,602.07	11,098.28
2006	13,560.89	13,817.72	12,848.48
2007	14,557.62	14,843.41	13,570.56
2008	8,749.13	9,100.87	8,518.24
2009	11,638.09	11,771.06	10,928.90
2010	13,494.37	13,506.53	12,804.30

*The composite index is derived by applying the Portfolio’s target asset allocation to the following benchmarks: for U.S. stocks, the Wilshire 5000 Index; and for international stocks, the MSCI EAFE Index.

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
15.95%	2.84%	3.04%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Asset Class as of December 31, 2010

Asset Class	% of Portfolio Investments
Bond	0.00%
International Equity	27.20%
Large-Cap Equity	36.91%
MidCap Equity	22.96%
Small-Cap Equity	12.93%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/10)	Ending Account Value (12/31/10)	Expenses Paid During Period* (07/01/10 - 12/31/10)

Actual	$1,000.00	$1,242.11	$0.57

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.70	$0.51

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Year Ended December 31, 2010

Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate

Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately

Conservative Profile II Portfolios

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares		Value ($)

EQUITY MUTUAL FUNDS

4,517,612	Maxim Invesco ADR Portfolio	57,283,324
9,091,213	Maxim Janus Large Cap Growth Portfolio	106,094,453
1,228,431	Maxim Loomis Sayles Small-Cap Value Portfolio	25,109,132
5,151,784	Maxim MFS International Growth Portfolio	56,824,173
7,197,054	Maxim MFS International Value Portfolio	56,928,699
5,893,520	Maxim MidCap Value Portfolio	57,520,753
1,670,599	Maxim Small-Cap Growth Portfolio	31,123,267
2,266,889	Maxim Small-Cap Value Portfolio	25,071,798
4,309,868	Maxim T. Rowe Price Equity/Income Portfolio	63,053,369
1,588,619	Maxim T. Rowe Price MidCap Growth Portfolio	29,087,608
4,175,969	Putnam Equity Income Fund	62,848,340
4,650,521	Putnam Multi-Cap Value Fund A	57,759,467

TOTAL EQUITY MUTUAL FUNDS --- 100.00%		$628,704,383

(Cost $575,166,011)

OTHER ASSETS & LIABILITIES --- 0.00%		$(5,237)

TOTAL NET ASSETS --- 100%		$628,699,146

(Cost $575,166,011)

See notes to financial statements.
		(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares			Value ($)

EQUITY MUTUAL FUNDS

583,843		Maxim Invesco ADR Portfolio	7,403,124
1,602,058		Maxim Janus Large Cap Growth Portfolio	18,696,016
668,675		Maxim MFS International Growth Portfolio	7,375,485
930,174		Maxim MFS International Value Portfolio	7,357,675
908,964		Maxim MidCap Value Portfolio	8,871,490
1,075,733		Maxim T. Rowe Price Equity/Income Portfolio	15,737,980
227,621		Maxim T. Rowe Price MidCap Growth Portfolio	4,167,739
1,042,336		Putnam Equity Income Fund	15,687,152
716,428		Putnam Multi-Cap Value Fund A	8,898,037

TOTAL EQUITY MUTUAL FUNDS --- 30.14%			$94,194,698

(Cost $74,904,086)

BOND MUTUAL FUNDS

3,108,818		Maxim Federated Bond Portfolio	32,766,944
3,377,447		Maxim Global Bond Portfolio	32,896,334
1,561,897		Maxim Putnam High Yield Bond Portfolio	12,510,792
1,962,204		Maxim Short Duration Bond Portfolio	20,210,699
3,576,955		Maxim U.S. Government Mortgage Securities Portfolio	43,638,847
1,062,553		Putnam High Yield Advantage Fund A	6,343,444

TOTAL BOND MUTUAL FUNDS --- 47.48%			$148,367,060

(Cost $143,424,505)

FIXED INTEREST CONTRACT

Interest			Value ($)

58,381,892	*	Great-West Life & Annuity Contract	$69,917,585

TOTAL FIXED INTEREST CONTRACT --- 22.38%
(Cost $66,289,166)

TOTAL INVESTMENTS --- 100.00%			$312,479,343

(Cost $284,617,757)

OTHER ASSETS & LIABILITIES --- 0.00%			$(2,570)

TOTAL NET ASSETS --- 100%			$312,476,773

(Cost $284,617,757)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares			Value ($)

EQUITY MUTUAL FUNDS

4,423,266		Maxim Invesco ADR Portfolio	56,087,012
10,609,547		Maxim Janus Large Cap Growth Portfolio	123,813,415
761,590		Maxim Loomis Sayles Small-Cap Value Portfolio	15,566,899
5,053,625		Maxim MFS International Growth Portfolio	55,741,484
7,046,700		Maxim MFS International Value Portfolio	55,739,399
3,457,035		Maxim MidCap Value Portfolio	33,740,658
1,657,157		Maxim Small-Cap Growth Portfolio	30,872,842
1,405,410		Maxim Small-Cap Value Portfolio	15,543,840
5,700,260		Maxim T. Rowe Price Equity/Income Portfolio	83,394,801
1,968,427		Maxim T. Rowe Price MidCap Growth Portfolio	36,041,905
5,523,159		Putnam Equity Income Fund	83,123,536
2,724,932		Putnam Multi-Cap Value Fund A	33,843,655

TOTAL EQUITY MUTUAL FUNDS --- 60.16%			$623,509,446

(Cost $509,588,864)

BOND MUTUAL FUNDS

6,862,241		Maxim Federated Bond Portfolio	72,328,015
7,455,614		Maxim Global Bond Portfolio	72,617,678
2,585,702		Maxim Putnam High Yield Bond Portfolio	20,711,476
5,921,387		Maxim U.S. Government Mortgage Securities Portfolio	72,240,927
1,759,499		Putnam High Yield Advantage Fund A	10,504,210

TOTAL BOND MUTUAL FUNDS --- 23.96%			$248,402,306

(Cost $237,624,562)

FIXED INTEREST CONTRACT

Interest			Value ($)

137,462,742	*	Great-West Life & Annuity Contract	$164,624,040

TOTAL FIXED INTEREST CONTRACT --- 15.88%
(Cost $156,477,059)

TOTAL INVESTMENTS --- 100.00%			$1,036,535,792

(Cost $903,690,485)

OTHER ASSETS & LIABILITIES --- 0.00%			$(8,545)

TOTAL NET ASSETS --- 100%			$1,036,527,247

(Cost $903,690,485)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares			Value ($)

EQUITY MUTUAL FUNDS

1,527,071		Maxim Invesco ADR Portfolio	19,363,261
3,341,414		Maxim Janus Large Cap Growth Portfolio	38,994,300
369,003		Maxim Loomis Sayles Small-Cap Value Portfolio	7,542,426
1,744,202		Maxim MFS International Growth Portfolio	19,238,545
2,432,826		Maxim MFS International Value Portfolio	19,243,656
1,957,445		Maxim MidCap Value Portfolio	19,104,664
481,763		Maxim Small-Cap Growth Portfolio	8,975,244
680,933		Maxim Small-Cap Value Portfolio	7,531,116
1,760,686		Maxim T. Rowe Price Equity/Income Portfolio	25,758,834
546,099		Maxim T. Rowe Price MidCap Growth Portfolio	9,999,068
1,706,020		Putnam Equity Income Fund	25,675,604
1,542,895		Putnam Multi-Cap Value Fund A	19,162,753

TOTAL EQUITY MUTUAL FUNDS --- 73.12%			$220,589,471

(Cost $183,440,603)

BOND MUTUAL FUNDS

1,425,074		Maxim Federated Bond Portfolio	15,020,279
1,548,267		Maxim Global Bond Portfolio	15,080,116
751,728		Maxim Putnam High Yield Bond Portfolio	6,021,343
1,229,667		Maxim U.S. Government Mortgage Securities Portfolio	15,001,939
511,442		Putnam High Yield Advantage Fund A	3,053,307

TOTAL BOND MUTUAL FUNDS --- 17.96%			$54,176,984

(Cost $52,770,462)

FIXED INTEREST CONTRACT

Interest			Value ($)

22,481,219	*	Great-West Life & Annuity Contract	$26,923,289

TOTAL FIXED INTEREST CONTRACT --- 8.92%
(Cost $26,403,860)

TOTAL INVESTMENTS --- 100.00%			$301,689,744

(Cost $262,614,925)

OTHER ASSETS & LIABILITIES --- 0.00%			$(2,555)

TOTAL NET ASSETS --- 100%			$301,687,189

(Cost $262,614,925)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

Shares			Value ($)

EQUITY MUTUAL FUNDS

266,929		Maxim Invesco ADR Portfolio	3,384,664
775,169		Maxim Janus Large Cap Growth Portfolio	9,046,223
66,757		Maxim Loomis Sayles Small-Cap Value Portfolio	1,364,514
304,452		Maxim MFS International Growth Portfolio	3,358,103
424,164		Maxim MFS International Value Portfolio	3,355,140
295,585		Maxim MidCap Value Portfolio	2,884,905
123,188		Maxim Small-Cap Value Portfolio	1,362,457
405,973		Maxim T. Rowe Price Equity/Income Portfolio	5,939,378
81,858		Maxim T. Rowe Price MidCap Growth Portfolio	1,498,813
393,389		Putnam Equity Income Fund	5,920,498
232,977		Putnam Multi-Cap Value Fund A	2,893,569

TOTAL EQUITY MUTUAL FUNDS --- 45.16%			$41,008,264

(Cost $35,570,600)

BOND MUTUAL FUNDS

773,713		Maxim Federated Bond Portfolio	8,154,934
840,506		Maxim Global Bond Portfolio	8,186,528
377,493		Maxim Putnam High Yield Bond Portfolio	3,023,720
741,807		Maxim U.S. Government Mortgage Securities Portfolio	9,050,043
257,528		Putnam High Yield Advantage Fund A	1,537,442

TOTAL BOND MUTUAL FUNDS --- 32.98%			$29,952,667

(Cost $29,372,842)

FIXED INTEREST CONTRACT

Interest			Value ($)

16,576,475	*	Great-West Life & Annuity Contract	$19,851,825

TOTAL FIXED INTEREST CONTRACT --- 21.86%
(Cost $19,382,917)

TOTAL INVESTMENTS --- 100.00%			$90,812,756

(Cost $84,326,359)

OTHER ASSETS & LIABILITIES --- 0.00%			$(756)

TOTAL NET ASSETS --- 100%			$90,812,000

(Cost $84,326,359)

* Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

(Concluded)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

	MAXIM AGGRESSIVE PROFILE II PORTFOLIO	MAXIM CONSERVATIVE PROFILE II PORTFOLIO	MAXIM MODERATE PROFILE II PORTFOLIO	MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO	MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
ASSETS:
Investments at market value, affiliated (1)	$628,704,383	$312,479,343	$1,036,535,792	$301,689,744	$90,812,756
Dividends receivable	10,717		6,587	3,278	587
Subscriptions receivable	1,136,395	1,434,581	1,514,859	583,998	640,819
Receivable for investments sold	8,149,974	1,812,727	4,443,736	9,447,066	1,862,864

Total assets	638,001,469	315,726,651	1,042,500,974	311,724,086	93,317,026

LIABILITIES:
Due to investment adviser	5,237	2,571	8,545	2,554	755
Redemptions payable	9,286,369	3,247,307	5,958,595	10,031,065	2,503,684
Payable for investments purchased	10,717		6,587	3,278	587

Total liabilities	9,302,323	3,249,878	5,973,727	10,036,897	2,505,026

NET ASSETS	$628,699,146	$312,476,773	$1,036,527,247	$301,687,189	$90,812,000

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$9,089,943	$3,502,999	$13,341,032	$3,283,341	$981,448
Additional paid-in capital	689,387,784	311,781,932	1,078,408,391	282,304,983	90,363,461
Net unrealized appreciation on investments	53,538,372	27,861,586	132,845,307	39,074,819	6,486,397
Undistributed net investment income	10,706		6,570	3,271	580
Accumulated net realized loss on investments	(123,327,659)	(30,669,744)	(188,074,053)	(22,979,225)	(7,019,886)

NET ASSETS	$628,699,146	$312,476,773	$1,036,527,247	$301,687,189	$90,812,000

NET ASSET VALUE PER OUTSTANDING SHARE	$6.92	$8.92	$7.77	$9.19	$9.25

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	175,000,000	100,000,000	200,000,000	100,000,000	100,000,000
Outstanding	90,899,426	35,029,987	133,410,320	32,833,413	9,814,484

(1) Cost of investments, affiliated	$575,166,011	$284,617,757	$903,690,485	$262,614,925	$84,326,359

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

		MAXIM AGGRESSIVE PROFILE II PORTFOLIO		MAXIM CONSERVATIVE PROFILE II PORTFOLIO		MAXIM MODERATE PROFILE II PORTFOLIO		MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

INVESTMENT INCOME:
Income distributions received, affiliated	$	5,107,903	$	6,748,605	$	15,046,813	$	4,020,407	$	1,464,623

EXPENSES:
Management fees		578,399		280,326		960,726		254,598		72,898

NET INVESTMENT INCOME		4,529,504		6,468,279		14,086,087		3,765,809		1,391,725

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments, affiliated		(42,218,268)		6,681,501		(14,203,205)		4,311,485		4,878,293
Capital gain distributions received, affiliated		3,912,953		1,172,146		5,435,756		1,606,054		391,514
Change in net unrealized appreciation on investments		123,291,243		10,404,002		106,082,336		30,854,949		1,834,045

Net realized and unrealized gain on investments		84,985,928		18,257,649		97,314,887		36,772,488		7,103,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$	89,515,432	$	24,725,928	$	111,400,974	$	40,538,297	$	8,495,577

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

		MAXIM AGGRESSIVE PROFILE II PORTFOLIO				MAXIM CONSERVATIVE PROFILE II PORTFOLIO				MAXIM MODERATE PROFILE II PORTFOLIO
		2010		2009		2010		2009		2010		2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$	4,529,504	$	3,795,299	$	6,468,279	$	6,511,452	$	14,086,087	$	13,485,584
Net realized gain (loss) on investments		(42,218,268)		(50,007,149)		6,681,501		(21,443,631)		(14,203,205)		(123,100,437)
Capital gain distributions received		3,912,953		1,145,601		1,172,146		641,898		5,435,756		2,437,094
Change in net unrealized appreciation (depreciation) on investments		123,291,243		183,438,754		10,404,002		56,815,046		106,082,336		293,036,445

Net increase in net assets resulting from operations		89,515,432		138,372,505		24,725,928		42,524,765		111,400,974		185,858,686

DISTRIBUTIONS:
From net investment income		(4,518,798)		(4,322,525)		(6,468,292)		(6,929,929)		(14,079,517)		(14,758,701)
From net realized gains		(1,685,413)		(9,713,823)		(6,928,186)		(5,379,064)		(20,617,814)		(28,682,835)

Total distributions		(6,204,211)		(14,036,348)		(13,396,478)		(12,308,993)		(34,697,331)		(43,441,536)

SHARE TRANSACTIONS:
Net proceeds from sales of shares		271,138,882		217,061,187		171,146,744		147,155,947		423,649,144		326,533,924
Reinvestment of distributions		6,204,211		14,036,348		13,396,478		12,308,993		34,697,331		43,441,536
Redemptions of shares		(271,170,646)		(223,785,214)		(138,145,986)		(130,640,875)		(356,288,355)		(448,472,938)

Net increase (decrease) in net assets resulting from share transactions		6,172,447		7,312,321		46,397,236		28,824,065		102,058,120		(78,497,478)

Total increase in net assets		89,483,668		131,648,478		57,726,686		59,039,837		178,761,763		63,919,672

NET ASSETS:
Beginning of period		539,215,478		407,567,000		254,750,087		195,710,250		857,765,484		793,845,812

End of period (1)	$	628,699,146	$	539,215,478	$	312,476,773	$	254,750,087	$	1,036,527,247	$	857,765,484

OTHER INFORMATION:

SHARES:
Sold		43,883,346		42,742,518		19,435,988		18,337,851		57,848,471		49,899,423
Issued in reinvestment of distributions		946,760		2,524,071		1,520,812		1,482,412		4,564,418		6,319,006
Redeemed		(43,306,488)		(43,360,392)		(15,680,078)		(16,240,828)		(48,030,896)		(67,794,046)

Net increase (decrease)		1,523,618		1,906,197		5,276,722		3,579,435		14,381,993		(11,575,617)

(1) Including undistributed (overdistributed) net investment income	$	10,706	$		$		$		$	6,570	$

See notes to financial statements.

(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

		MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO				MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
		2010		2009		2010		2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$	3,765,809	$	1,513,879	$	1,391,725	$	708,334
Net realized gain (loss) on investments		4,311,485		(13,904,970)		4,878,293		(4,393,454)
Capital gain distributions received		1,606,054		287,745		391,514		92,083
Change in net unrealized appreciation on investments		30,854,949		37,818,335		1,834,045		10,909,005

Net increase in net assets resulting from operations		40,538,297		25,714,989		8,495,577		7,315,968

DISTRIBUTIONS:
From net investment income		(3,762,538)		(1,651,792)		(1,391,145)		(759,744)
From net realized gains		(7,067,976)		(368,737)		(4,441,311)		(1,107,991)

Total distributions		(10,830,514)		(2,020,529)		(5,832,456)		(1,867,735)

SHARE TRANSACTIONS:
Net proceeds from sales of shares		218,651,384		54,954,735		70,505,482		24,921,474
Reinvestment of distributions		10,830,514		2,020,529		5,832,456		1,867,735
Redemptions of shares		(71,882,851)		(34,640,907)		(26,704,889)		(21,613,388)

Net increase in net assets resulting share transactions		157,599,047		22,334,357		49,633,049		5,175,821

Total increase in net assets		187,306,830		46,028,817		52,296,170		10,624,054

NET ASSETS:
Beginning of period		114,380,359		68,351,542		38,515,830		27,891,776

End of period (1)	$	301,687,189	$	114,380,359	$	90,812,000	$	38,515,830

OTHER INFORMATION:

SHARES:
Sold		26,198,862		7,706,959		7,778,032		3,052,490
Issued in reinvestment of distributions		1,202,425		256,267		634,340		213,075
Redeemed		(8,170,365)		(4,632,374)		(2,889,153)		(2,591,693)

Net increase		19,230,922		3,330,852		5,523,219		673,872

(1) Including undistributed net investment income	$	3,271	$		$	580	$

See notes to financial statements.

(Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

		Year Ended December 31,
		2010		2009		2008		2007		2006

Net Asset Value, Beginning of Period	$	6.03	$	4.66	$	8.67	$	9.25	$	9.44

Income from Investment Operations

Net investment income		0.05		0.05		0.06		0.12		0.22
Capital gain distributions received		0.04		0.01		0.23		0.64		0.77

Total distributions received		0.09		0.06		0.29		0.76		0.99

Net realized and unrealized gain (loss) on investments		0.87		1.47		(3.53)		(0.10)		0.41

Total Income (Loss) From Investment Operations		0.96		1.53		(3.24)		0.66		1.40

Less Distributions

From net investment income		(0.05)		(0.05)		(0.06)		(0.12)		(0.22)
From net realized gains		(0.02)		(0.11)		(0.71)		(1.12)		(1.37)

Total Distributions		(0.07)		(0.16)		(0.77)		(1.24)		(1.59)

Net Asset Value, End of Period	$	6.92	$	6.03	$	4.66	$	8.67	$	9.25

Total Return ±		15.95%		33.02%		(39.90%)		7.35%		15.59%

Net Assets, End of Period ($000)	$	628,699	$	539,215	$	407,567	$	754,558	$	779,700

Ratio of Expenses to Average Net Assets #		0.10%		0.10%		0.10%		0.10%		0.10%

Ratio of Net Investment Income to Average Net Assets		0.78%		0.83%		0.90%		1.26%		2.22%

Portfolio Turnover Rate		29.83%		22.88%		58.62%		17.27%		21.79%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

		Year Ended December 31,
		2010		2009		2008		2007		2006

Net Asset Value, Beginning of Period	$	8.56	$	7.48	$	9.29	$	9.50	$	9.46

Income from Investment Operations

Net investment income		0.20		0.23		0.35		0.30		0.32
Capital gain distributions received		0.03		0.02		0.14		0.20		0.26

Total distributions received		0.23		0.25		0.49		0.50		0.58

Net realized and unrealized gain (loss) on investments		0.53		1.26		(1.73)		0.01		0.17

Total Income (Loss) From Investment Operations		0.76		1.51		(1.24)		0.51		0.75

Less Distributions

From net investment income		(0.20)		(0.24)		(0.34)		(0.30)		(0.32)
From net realized gains		(0.20)		(0.19)		(0.23)		(0.42)		(0.39)

Total Distributions		(0.40)		(0.43)		(0.57)		(0.72)		(0.71)

Net Asset Value, End of Period	$	8.92	$	8.56	$	7.48	$	9.29	$	9.50

Total Return ±		9.02%		20.51%		(13.67%)		5.69%		8.12%

Net Assets, End of Period ($000)	$	312,477	$	254,750	$	195,710	$	234,332	$	219,625

Ratio of Expenses to Average Net Assets #		0.10%		0.10%		0.10%		0.10%		0.10%

Ratio of Net Investment Income to Average Net Assets		2.31%		2.92%		4.05%		3.23%		3.25%

Portfolio Turnover Rate		33.04%		31.67%		51.82%		27.31%		23.17%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

		Year Ended December 31,
		2010		2009		2008		2007		2006

Net Asset Value, Beginning of Period	$	7.21	$	6.08	$	8.72	$	9.09	$	9.17

Income from Investment Operations

Net investment income		0.11		0.12		0.21		0.21		0.26
Capital gain distributions received		0.04		0.02		0.21		0.40		0.52

Total distributions received		0.15		0.14		0.42		0.61		0.78

Net realized and unrealized gain (loss) on investments		0.68		1.34		(2.36)		0.02		0.29

Total Income (Loss) From Investment Operations		0.83		1.48		(1.94)		0.63		1.07

Less Distributions

From net investment income		(0.11)		(0.12)		(0.21)		(0.21)		(0.26)
From net realized gains		(0.16)		(0.23)		(0.49)		(0.79)		(0.89)

Total Distributions		(0.27)		(0.35)		(0.70)		(1.00)		(1.15)

Net Asset Value, End of Period	$	7.77	$	7.21	$	6.08	$	8.72	$	9.09

Total Return ±		11.57%		24.67%		(23.14%)		7.22%		12.20%

Net Assets, End of Period ($000)	$	1,036,527	$	857,765	$	793,846	$	1,118,812	$	1,125,322

Ratio of Expenses to Average Net Assets #		0.10%		0.10%		0.10%		0.10%		0.10%

Ratio of Net Investment Income to Average Net Assets		1.47%		1.66%		2.73%		2.34%		2.78%

Portfolio Turnover Rate		31.02%		25.46%		54.20%		23.43%		21.02%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

		Year Ended December 31,
		2010		2009		2008		2007		2006

Net Asset Value, Beginning of Period	$	8.41	$	6.65	$	10.47	$	10.95	$	10.12

Income from Investment Operations

Net investment income		0.12		0.12		0.23		0.26		0.33
Capital gain distributions received		0.05		0.02		0.25		0.57		0.71

Total distributions received		0.17		0.14		0.48		0.83		1.04

Net realized and unrealized gain (loss) on investments		0.94		1.78		(3.51)		(0.04)		0.37

Total Income (Loss) From Investment Operations		1.11		1.92		(3.03)		0.79		1.41

Less Distributions

From net investment income		(0.12)		(0.13)		(0.22)		(0.26)		(0.33)
From net realized gains		(0.21)		(0.03)		(0.57)		(1.01)		(0.25)

Total Distributions		(0.33)		(0.16)		(0.79)		(1.27)		(0.58)

Net Asset Value, End of Period	$	9.19	$	8.41	$	6.65	$	10.47	$	10.95

Total Return ±		13.35%		28.93%		(30.25%)		7.44%		13.97%

Net Assets, End of Period ($000)	$	301,687	$	114,380	$	68,352	$	95,203	$	90,577

Ratio of Expenses to Average Net Assets #		0.10%		0.10%		0.10%		0.10%		0.10%

Ratio of Net Investment Income to Average Net Assets		1.48%		1.68%		2.78%		2.35%		3.01%

Portfolio Turnover Rate		26.06%		35.81%		71.86%		41.74%		32.93%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$8.98	$7.71	$10.14	$10.42	$9.90

Income from Investment Operations

Net investment income	0.16	0.26	0.29	0.28	0.29
Capital gain distributions received	0.04	0.02	0.20	0.37	0.47

Total distributions received	0.20	0.28	0.49	0.65	0.76

Net realized and unrealized gain (loss) on investments	0.71	1.43	(2.27)	0.01	0.24

Total Income (Loss) From Investment Operations	0.91	1.71	(1.78)	0.66	1.00

Less Distributions

From net investment income	(0.16)	(0.27)	(0.28)	(0.28)	(0.29)
From net realized gains	(0.48)	(0.17)	(0.37)	(0.66)	(0.19)

Total Distributions	(0.64)	(0.44)	(0.65)	(0.94)	(0.48)

Net Asset Value, End of Period	$9.25	$8.98	$7.71	$10.14	$10.42

Total Return ±	10.31%	22.30%	(18.16%)	6.60%	10.15%

Net Assets, End of Period ($000)	$90,812	$38,516	$27,892	$28,303	$21,372

Ratio of Expenses to Average Net Assets #	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	1.91%	2.11%	3.53%	2.80%	2.75%

Portfolio Turnover Rate	35.85%	59.19%	63.94%	61.31%	37.85%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

See notes to financial statements.	(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission (the SEC) on December 31, 2010, but were not yet capitalized. Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on December, 31, 2010. This class of the Portfolios has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio’s shares is determined by dividing the net assets attributable to each Portfolio by the number of issued and outstanding shares of each Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the

GWL&A Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these portfolios, Level 3 securities include, investments in the GWL&A Contract, where the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of December 31, 2010, the levels of each Portfolio’s investments were as follows:

Aggressive Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$628,704,383	$0	$0	$628,704,383

Conservative Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$94,194,698	$-	$-	$94,194,698
Bond mutual funds	148,367,060	-	-	148,367,060
Fixed interest contract	-	-	69,917,585	69,917,585

Total	$242,561,758	$0	$69,917,585	$312,479,343

Moderate Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$623,509,446	$-	$-	$623,509,446
Bond mutual funds	248,402,306	-	-	248,402,306
Fixed interest contract	-	-	164,624,040	164,624,040

Total	$871,911,752	$0	$164,624,040	$1,036,535,792

Moderately Aggressive Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$220,589,471	$-	$-	$220,589,471
Bond mutual funds	54,176,984	-	-	54,176,984
Fixed interest contract	-	-	26,923,289	26,923,289

Total	$274,766,455	$0	$26,923,289	$301,689,744

Moderately Conservative Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$41,008,264	$-	$-	$41,008,264
Bond mutual funds	29,952,667	-	-	29,952,667
Fixed interest contract	-	-	19,851,825	19,851,825

Total	$70,960,931	$0	$19,851,825	$90,812,756

The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2010:

Description	Conservative Profile II Portfolio		Moderate Profile II Portfolio		Moderately Aggressive Profile II Portfolio		Moderately Conservative Profile II Portfolio
Beginning Balance, January 1, 2010	$57,230,970	$	130,311,562	$	6,831,117	$	8,590,579
Total realized gains (or losses)	1,430,286		3,391,944		204,794		182,448
Total unrealized gains (or losses)	(160,008)		(140,007)		333,851		208,833
Purchases, sales and corporate actions	11,416,337		31,060,541		19,553,527		10,869,965
Transfers into (out of) Level 3	-		-		-		-

Ending Balance, December 31, 2010	$69,917,585	$	164,624,040	$	26,923,289	$	19,851,825

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolios ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each of the Portfolios complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolios do not have a liability for any unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolios did not incur any interest or penalties.

The Portfolios are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007, or state tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. Each Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolios.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, MCM and Maxim permitting the affiliated applicants to purchase the GWL&A Contract.

Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%.

The Fixed Contracts may be terminated by GWL&A or the Maxim Profile Portfolios with no more than 7 days prior written notice.

The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Maxim Profile Portfolios to the GWLA Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with MCM & GWL&A. The following is a summary of those affiliated investments:

Below is a summary of the transactions for each underlying investment during the year ended December 31, 2010, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Affiliate	Shares Held	Market Value 12/31/2009	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 12/31/2010

Aggressive Profile II Portfolio

Maxim Invesco ADR Portfolio	4,517,612	$46,499,134	$17,638,575	$14,917,222	$(5,804,481)	$939,933	$57,283,324
Maxim Janus Large Cap Growth Portfolio	9,091,213	63,636,345	49,846,989	16,866,263	(3,857,077)	63,090	106,094,453
Maxim Loomis Sayles Small-Cap Value Portfolio	1,228,431	35,729,373	4,644,226	25,667,965	(4,541,095)	116,521	25,109,132
Maxim MFS International Growth Portfolio	5,151,784	46,199,134	15,671,307	14,657,152	(4,720,975)	511,263	56,824,173
Maxim MFS International Value Portfolio	7,197,054	45,938,558	15,233,578	16,033,159	(7,916,307)	831,483	56,928,699
Maxim MidCap Value Portfolio	5,893,520	52,460,183	8,044,659	16,133,380	(2,195,700)	563,955	57,520,753
Maxim Small-Cap Growth Portfolio	1,670,599	27,083,887	5,446,964	7,391,082	782,150	-	31,123,267
Maxim Small-Cap Value Portfolio	2,266,889	35,717,863	5,076,832	25,250,343	(1,564,937)	173,893	25,071,798
Maxim T. Rowe Price Equity/Income Portfolio	4,309,868	43,513,097	21,248,539	12,734,828	(3,884,592)	1,027,880	63,053,369
Maxim T. Rowe Price MidCap Growth Portfolio	1,588,619	46,721,493	6,565,789	36,168,152	(4,848,185)	-	29,087,608
Putnam Equity Income Fund	4,175,969	43,315,766	21,349,172	9,000,058	(1,217,518)	870,307	62,848,340
Putnam Multi-Cap Value Fund	4,650,521	52,405,121	8,624,634	18,378,474	(2,449,551)	9,578	57,759,467

TOTAL					$(42,218,268)	$5,107,903	$628,704,383

Affiliate	Shares/Interest Held		Market Value 12/31/2009		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 12/31/2010

Conservative Profile II Portfolio

Great-West Life & Annuity Contract	58,381,892	$	57,230,970	$	21,601,272	$	9,181,394	$	1,430,286	$	-	$	69,917,585
Maxim Federated Bond Portfolio	3,108,818		25,656,802		11,415,741		4,629,919		387,343		1,150,266		32,766,944
Maxim Global Bond Portfolio	3,377,447		16,367,601		18,920,604		4,894,743		(634,291)		689,808		32,896,334
Maxim Invesco ADR Portfolio	583,843		4,725,492		3,680,579		1,874,839		(455,278)		119,977		7,403,124
Maxim Janus Large Cap Growth Portfolio	1,602,058		18,327,756		6,274,877		6,812,205		310,210		10,970		18,696,016
Maxim Loomis Sayles Small-Cap Value Portfolio	-		4,790,322		497,979		4,301,462		1,194,299		2,958		-
Maxim MFS International Growth Portfolio	668,675		4,746,588		3,605,546		1,951,284		(230,829)		65,486		7,375,485
Maxim MFS International Value Portfolio	930,174		4,719,841		3,444,752		1,177,232		206,880		106,053		7,357,675
Maxim MidCap Value Portfolio	908,964		6,561,764		3,130,116		2,376,145		86,185		83,431		8,871,490
Maxim Putnam High Yield Bond Portfolio	1,561,897		16,277,992		6,655,358		10,454,732		584,251		868,233		12,510,792
Maxim Short Duration Bond Portfolio	1,962,204		18,349,316		6,701,025		5,033,984		257,239		772,330		20,210,699
Maxim Small-Cap Value Portfolio	-		4,807,121		492,094		4,176,538		1,574,659		3,763		-
Maxim T. Rowe Price Equity/Income Portfolio	1,075,733		10,313,505		6,907,382		3,845,077		(483,071)		251,202		15,737,980
Maxim T. Rowe Price MidCap Growth Portfolio	227,621		869,619		3,725,320		940,949		155,235		-		4,167,739
Maxim U.S. Government Mortgage Securities Portfolio	3,576,955		27,799,804		22,313,348		5,935,739		417,763		1,547,683		43,638,847
Putnam Equity Income Fund	1,042,336		10,279,399		7,069,493		3,761,237		(462,866)		211,009		15,687,152
Putnam High Yield Advantage Fund	1,062,553		16,373,384		3,520,896		12,658,651		1,427,101		863,965		6,343,444
Putnam Multi-Cap Value Fund	716,428		6,554,909		3,150,520		1,777,616		916,385		1,471		8,898,037

TOTAL								$	6,681,501	$	6,748,605	$	312,479,343

Affiliate	Shares/Interest Held		Market Value 12/31/2009		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 12/31/2010

Moderate Profile II Portfolio

Great-West Life & Annuity Contract	137,462,742	$	130,311,562	$	57,954,706	$	24,327,183	$	3,391,944	$	-	$	164,624,040
Maxim Federated Bond Portfolio	6,862,241		62,856,607		24,475,378		15,606,279		1,147,439		2,693,400		72,328,015
Maxim Global Bond Portfolio	7,455,614		47,401,775		30,765,329		11,745,859		(1,579,789)		1,602,939		72,617,678
Maxim Invesco ADR Portfolio	4,423,266		44,310,394		17,315,729		14,235,585		(5,835,001)		911,981		56,087,012
Maxim Janus Large Cap Growth Portfolio	10,609,547		90,671,138		43,140,237		20,879,752		(3,087,879)		72,902		123,813,415
Maxim Loomis Sayles Small-Cap Value Portfolio	761,590		35,454,573		5,480,935		29,140,060		697,510		81,331		15,566,899
Maxim MFS International Growth Portfolio	5,053,625		44,111,075		16,535,455		13,954,483		(3,534,872)		496,581		55,741,484
Maxim MFS International Value Portfolio	7,046,700		43,775,892		15,244,889		12,235,973		(4,615,181)		806,129		55,739,399
Maxim MidCap Value Portfolio	3,457,035		38,960,338		8,043,029		22,874,142		(2,148,732)		345,965		33,740,658
Maxim Putnam High Yield Bond Portfolio	2,585,702		19,286,367		10,461,391		12,570,665		(2,701,442)		1,352,071		20,711,476
Maxim Small-Cap Growth Portfolio	1,657,157		6,477,501		26,020,527		6,643,902		933,989		-		30,872,842
Maxim Small-Cap Value Portfolio	1,405,410		35,475,672		5,594,733		26,744,617		5,272,680		119,142		15,543,840
Maxim T. Rowe Price Equity/Income Portfolio	5,700,260		49,069,583		36,468,764		17,185,903		(5,308,457)		1,341,521		83,394,801
Maxim T. Rowe Price MidCap Growth Portfolio	1,968,427		39,782,063		8,645,035		20,045,877		427,107		-		36,041,905
Maxim U.S. Government Mortgage Securities Portfolio	5,921,387		62,573,306		25,869,177		15,372,729		997,574		2,818,103		72,240,927
Putnam Equity Income Fund	5,523,159		48,907,434		37,083,778		12,913,989		(1,612,036)		1,128,397		83,123,536
Putnam High Yield Advantage Fund	1,759,499		19,428,048		5,251,456		14,648,358		301,678		1,270,683		10,504,210
Putnam Multi-Cap Value Fund	2,724,932		38,919,240		8,233,308		18,777,615		3,050,263		5,668		33,843,655

TOTAL								$	(14,203,205)	$	15,046,813	$	1,036,535,792

Affiliate	Shares/Interest Held		Market Value 12/31/2009		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 12/31/2010

Moderately Aggressive Profile II Portfolio

Great-West Life & Annuity Contract	22,481,219	$	6,831,117	$	23,537,056	$	3,798,411	$	204,794	$	-	$	26,923,289
Maxim Federated Bond Portfolio	1,425,074		5,672,750		12,145,442		2,803,536		227,147		533,522		15,020,279
Maxim Global Bond Portfolio	1,548,267		5,741,204		10,457,371		2,187,603		(57,917)		340,876		15,080,116
Maxim Invesco ADR Portfolio	1,527,071		6,915,167		13,240,463		3,159,896		(898,970)		322,633		19,363,261
Maxim Janus Large Cap Growth Portfolio	3,341,414		12,371,143		27,487,524		4,626,660		(630,075)		23,548		38,994,300
Maxim Loomis Sayles Small-Cap Value Portfolio	369,003		3,945,260		5,316,712		3,060,711		552,513		33,787		7,542,426
Maxim MFS International Growth Portfolio	1,744,202		6,882,253		12,795,676		3,371,576		(473,419)		175,784		19,238,545
Maxim MFS International Value Portfolio	2,432,826		6,843,647		12,642,829		2,216,347		(164,529)		285,431		19,243,656
Maxim MidCap Value Portfolio	1,957,445		8,209,064		12,092,325		4,506,561		708,922		187,962		19,104,664
Maxim Putnam High Yield Bond Portfolio	751,728		2,568,252		5,698,244		2,257,577		199,681		387,038		6,021,343
Maxim Small-Cap Growth Portfolio	481,763		5,179,993		6,964,841		4,451,525		1,159,115		-		8,975,244
Maxim Small-Cap Value Portfolio	680,933		3,937,860		5,405,317		3,176,392		924,872		50,739		7,531,116
Maxim T. Rowe Price Equity/Income Portfolio	1,760,686		8,812,027		16,347,376		3,667,736		(753,455)		423,528		25,758,834
Maxim T. Rowe Price MidCap Growth Portfolio	546,099		5,255,890		7,285,679		3,514,427		1,367,628		-		9,999,068
Maxim U.S. Government Mortgage Securities Portfolio	1,229,667		5,654,803		12,438,791		2,857,029		119,248		561,967		15,001,939
Putnam Equity Income Fund	1,706,020		8,782,826		16,352,101		2,860,361		(284,445)		354,993		25,675,604
Putnam High Yield Advantage Fund	511,442		2,588,592		4,050,176		3,456,065		352,005		335,363		3,053,307
Putnam Multi-Cap Value Fund	1,542,895		8,189,457		12,261,445		4,093,466		1,758,370		3,236		19,162,753

TOTAL								$	4,311,485	$	4,020,407	$	301,689,744

Affiliate	Shares/Interest Held		Market Value 12/31/2009		Purchase Cost		Sales Cost		Realized Gain/(Loss)		Dividends Received		Market Value 12/31/2010

Moderately Conservative Profile II Portfolio

Great-West Life & Annuity Contract	16,576,475	$	8,590,579	$	14,083,907	$	3,071,810	$	182,448	$	-	$	19,851,825
Maxim Federated Bond Portfolio	773,713		3,015,676		6,289,905		1,156,466		106,517		266,297		8,154,934
Maxim Global Bond Portfolio	840,506		2,323,732		6,412,141		923,022		80,291		167,880		8,186,528
Maxim INVESCO ADR Portfolio	266,929		1,340,437		2,374,654		435,911		145,049		55,039		3,384,664
Maxim Janus Large Cap Growth Portfolio	775,169		3,155,355		6,812,840		1,107,466		513,617		5,329		9,046,223
Maxim Loomis Sayles Small-Cap Value Portfolio	66,757		1,593,480		1,558,733		1,706,381		483,244		6,740		1,364,514
Maxim MFS International Growth Portfolio	304,452		1,331,870		2,323,398		490,062		213,568		29,938		3,358,103
Maxim MFS International Value Portfolio	424,164		1,320,553		2,275,332		379,777		165,638		48,556		3,355,140
Maxim MidCap Value Portfolio	295,585		1,025,232		2,008,675		416,512		261,523		26,110		2,884,905
Maxim Putnam High Yield Bond Portfolio	377,493		1,686,324		2,834,619		1,299,064		312,121		191,234		3,023,720
Maxim Short Duration Bond Portfolio	-		718,262		522,063		1,224,280		37,523		13,667		-
Maxim Small-Cap Value Portfolio	123,188		1,594,367		1,563,618		1,758,830		569,118		9,880		1,362,457
Maxim T. Rowe Price Equity/Income Portfolio	405,973		1,702,706		4,521,832		706,406		305,787		90,569		5,939,378
Maxim T. Rowe Price MidCap Growth Portfolio	81,858		1,610,344		1,636,749		1,601,223		571,725		-		1,498,813
Maxim U.S. Government Mortgage Securities Portfolio	741,807		3,097,747		7,407,159		1,313,706		60,080		308,951		9,050,043
Putnam Equity Income Fund	393,389		1,693,266		4,557,138		750,498		241,935		74,051		5,920,498
Putnam High Yield Advantage Fund	257,528		1,695,866		2,011,639		1,963,605		321,384		169,919		1,537,442
Putnam Multi-Cap Value Fund	232,977		1,020,354		2,007,756		434,578		306,725		463		2,893,569

TOTAL								$	4,878,293	$	1,464,623	$	90,812,756

3.	PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Aggressive Profile II Portfolio	$179,391,264	$170,979,810
Conservative Profile II Portfolio	133,106,902	92,465,247
Moderate Profile II Portfolio	382,583,855	295,699,762
Moderately Aggressive Profile II Portfolio	216,519,367	64,377,362
Moderately Conservative Profile II Portfolio	71,202,156	25,617,888

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2010 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)

Aggressive Profile II Portfolio	$703,096,467	5,580,604	(79,972,688)	(74,392,084)
Conservative Profile II Portfolio	318,799,152	8,110,383	(14,430,192)	(6,319,809)
Moderate Profile II Portfolio	1,103,933,018	17,262,678	(84,659,904)	(67,397,226)
Moderately Aggressive Profile II Portfolio	290,466,357	16,112,069	(4,888,682)	11,223,387
Moderately Conservative Profile II Portfolio	92,549,322	1,606,663	(3,343,229)	(1,736,566)

5.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were as follows:

Aggressive Profile II Portfolio	2010	2009
Distributions paid from:
Ordinary income	$4,518,798	$4,010,842
Long-term capital gain	1,685,413	10,025,506

	$6,204,211	$14,036,348

Conservative Profile II Portfolio	2010	2009
Distributions paid from:
Ordinary income	$6,468,812	$6,751,570
Long-term capital gain	6,927,666	5,557,423

	$13,396,478	$12,308,993

Moderate Profile II Portfolio	2010	2009
Distributions paid from:
Ordinary income	$14,374,611	$14,014,756
Long-term capital gain	20,322,720	29,426,780

	$34,697,331	$43,441,536

Moderately Aggressive Profile II Portfolio	2010	2009
Distributions paid from:
Ordinary income	$3,827,301	$1,570,685
Long-term capital gain	7,003,213	449,844

	$10,830,514	$2,020,529

Moderately Conservative Profile II Portfolio	2010	2009
Distributions paid from:
Ordinary income	$2,124,254	$1,102,165
Long-term capital gain	3,708,202	765,570

	$5,832,456	$1,867,735

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Aggressive Profile II Portfolio
Undistributed ordinary income	$10,706
Undistributed capital gains	4,602,797

Net accumulated earnings	4,613,503

Net unrealized depreciation on investments	(74,392,084)
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$(69,778,581)

Conservative Profile II Portfolio
Undistributed ordinary income	$-
Undistributed capital gains	3,511,651

Net accumulated earnings	3,511,651

Net unrealized depreciation on investments	(6,319,809)
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$(2,808,158)

Moderate Profile II Portfolio
Undistributed ordinary income	$86,309
Undistributed capital gains	12,088,741

Net accumulated earnings	12,175,050

Net unrealized depreciation on investments	(67,397,226)
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$(55,222,176)

Moderately Aggressive Profile II Portfolio
Undistributed ordinary income	$	61,611
Undistributed capital gains		4,813,867

Net accumulated earnings		4,875,478

Net unrealized appreciation on investments		11,223,387
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	16,098,865

Moderately Conservative Profile II Portfolio
Undistributed ordinary income	$	128,468
Undistributed capital gains		1,075,189

Net accumulated earnings		1,203,657

Net unrealized depreciation on investments		(1,736,566)
Capital loss carryforwards		-
Post-October losses		-

Tax composition of capital	$	(532,909)

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolios reclassified the following permanent book and tax differences of: Conservative Profile II Portfolio reclassified $13 from overdistributed net investment income to accumulated net realized loss on investments. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

6.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2010, the following are the percentages that qualify for the dividend received deduction available to the Portfolios’ corporate shareholders.

Percent of Ordinary Income Distributions Qualifying for Dividends Received Deduction

Aggressive Profile II Portfolio	62.37%
Conservative Profile II Portfolio	8.83%
Moderate Profile II Portfolio	21.48%
Moderately Aggressive Profile II Portfolio	27.78%
Moderately Conservative Profile II Portfolio	9.77%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Maxim Aggressive Profile II Portfolio, Maxim Conservative Profile II Portfolio, Maxim Moderate Profile II Portfolio, Maxim Moderately Aggressive Profile II Portfolio, and Maxim Moderately Conservative Profile II Portfolio of the Maxim Series Fund, Inc. (each a “Portfolio,” collectively the “Fund”) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the Maxim Aggressive Profile II Portfolio, Maxim Conservative Profile II Portfolio, Maxim Moderate Profile II Portfolio, Maxim Moderately Aggressive Profile II Portfolio, and Maxim Moderately Conservative Profile II Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments valued at $69,917,585 (22% of net assets) for Maxim Conservative Profile II Portfolio, $164,624,040 (16% of net assets) for Maxim Moderate Profile II Portfolio, $26,923,289 (9% of net assets) for Maxim Moderately Aggressive Profile II Portfolio, and $19,851,825 (22% of net assets) for Maxim Moderately Conservative Profile II Portfolio, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such securities and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California

February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943) 2011	Chairman, SGM Capital, LLC

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1)  Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund’s primary investment adviser.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

            (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

            (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	February 23, 2011